CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Guarantee service income
Commissions and fees on financial guarantee services	$ 2,308,567	$ 2,839,194	$ 6,193,225
(Provision) reversal of provision for financial guarantee services	(1,982,073)	3,208,827	(2,907,999)
Provision for guarantee paid on behalf of guarantee service customers	(2,896,532)	0	0
Commission and fees on guarantee services, net	(2,570,038)	6,048,021	3,285,226
Direct financing lease income
Direct financing lease interest income	5,697,491	6,047,172	3,164,317
Interest expense for direct financing lease	(1,512,619)	(2,094,587)	(524,409)
Business collaboration fee and commission expenses for leasing projects	(99,320)	(603,873)	(222,206)
Provision for lease payment receivable	(3,108,520)	(27,332)	(597,444)
Net direct financing lease interest income after provision for receivables	977,032	3,321,380	1,820,258
Financial advisory and lease agency income	1,695,769	357,284	402,800
Net revenue	102,763	9,726,685	5,508,284
Non-interest income
Interest on short-term investments	15,095,621	13,752,538	13,958,540
Total non-interest income	15,095,621	13,752,538	13,958,540
Non-interest expense
Business taxes and surcharge	(13,059)	(4,406)	(167,867)
Salaries and employee charges	(704,007)	(879,595)	(1,524,720)
Rental expenses	(230,889)	(247,684)	(271,357)
Other operating expenses	(4,789,448)	(46,258)	(4,621,038)
Total non-interest expense	(5,737,403)	(1,177,943)	(6,584,982)
Income before taxes	9,460,981	22,301,280	12,881,842
Income tax credit (expense)	1,038,895	(1,951,489)	(764,445)
NET INCOME	10,499,876	20,349,791	12,117,397
Other comprehensive income (loss)
Foreign currency translation adjustment	5,969,850	(5,130,963)	(19,361,292)
COMPREHENSIVE INCOME (LOSS)	$ 16,469,726	$ 15,218,828	$ (7,243,895)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,926,510	20,012,356
Diluted	19,837,642	20,082,089	20,012,356
Earnings per share
Basic	$ 0.53	$ 1.02	$ 0.61
Diluted	$ 0.53	$ 1.01	$ 0.61